CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
CURRENT ASSETS
Cash and cash equivalents	$ 5,947	$ 4,436
Accounts receivable	6,508	6,068
INVENTORIES
Materials and supplies	1,704	1,740
Work in process	722	685
Finished goods	4,483	4,296
Total inventories	6,909	6,721
Deferred income taxes	948	1,001
Prepaid expenses and other current assets	3,678	3,684
TOTAL CURRENT ASSETS	23,990	21,910
NET PROPERTY, PLANT AND EQUIPMENT	21,666	20,377
Goodwill, Net	55,188	53,773
Trademarks and other intangible assets, net	31,572	30,988
OTHER NONCURRENT ASSETS	6,847	5,196
TOTAL ASSETS	139,263	132,244
CURRENT LIABILITIES
Accounts payable	8,777	7,920
Accrued and other liabilities	8,828	8,289
Debt due within one year	12,432	8,698
TOTAL CURRENT LIABILITIES	30,037	24,907
LONG-TERM DEBT	19,111	21,080
DEFERRED INCOME TAXES	10,827	10,132
OTHER NONCURRENT LIABILITIES	10,579	12,090
TOTAL LIABILITIES	70,554	68,209
SHAREHOLDERS' EQUITY
Common stock, stated value $1 per share (10,000 shares authorized; shares issued: 2013-4,009.2, 2012-4,008.4)	4,009	4,008
Additional paid-in capital	63,538	63,181
Reserve for ESOP debt retirement	(1,352)	(1,357)
Accumulated other comprehensive income (loss)	(7,499)	(9,333)
Treasury stock, at cost (shares held: 2013 - 1,266.9, 2012 - 1,260.4)	(71,966)	(69,604)
Retained earnings	80,197	75,349
Noncontrolling interest	645	596
TOTAL SHAREHOLDERS' EQUITY	68,709	64,035
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	139,263	132,244
Convertible Class A preferred stock
SHAREHOLDERS' EQUITY
Preferred stock (Class A - stated value $1 per share, 600 shares authorized) (Class B - stated value $1 per share, 200 shares authorized)	1,137	1,195
Non-Voting Class B preferred stock
SHAREHOLDERS' EQUITY
Preferred stock (Class A - stated value $1 per share, 600 shares authorized) (Class B - stated value $1 per share, 200 shares authorized)	$ 0	$ 0